Consolidated Cash Flow Statement - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Cash generated from operations		£ 716	£ 669	£ 653
Interest received		13	5	8
Interest paid	[1]	(52)	(42)	(49)
Income tax paid		(77)	(69)	(64)
Net cash flows from operating activities		600	563	548
Cash flows from investing activities
Purchase of property, plant and equipment		(153)	(128)	(130)
Purchase of intangible fixed assets		(37)	(32)	(23)
Proceeds from sale of property, plant and equipment		5	7	6
Acquisition of companies and businesses, net of cash acquired		(1,018)	(463)	(194)
Disposal of companies and businesses		1		2
Dividends received from associates		4	4	12
Net change to cash flow from investment in term deposits		1	171	(170)
Net cash flows from investing activities		(1,197)	(441)	(497)
Cash flows from financing activities
Dividends paid to equity shareholders		(122)	(139)
Acquisition of shares from non-controlling interest			(9)
Capital element of lease payments		(104)	(88)	(85)
Cost of issuing new shares		(16)
Cash inflow/(outflow) on settlement of debt-related foreign exchange forward contracts		26	(19)	(24)
Proceeds from new debt		2,383	5	1,690
Debt repayments		(844)	(167)	(1,352)
Net cash flows from financing activities		1,323	(417)	229
Net increase/(decrease) in cash and cash equivalents		726	(295)	280
Cash and cash equivalents at beginning of year		242	551	274
Exchange losses on cash and cash equivalents		(89)	(14)	(3)
Cash and cash equivalents at end of the financial year		£ 879	£ 242	£ 551

[1]	Interest paid includes the interest element of lease payments of £10m (2021: £6m; 2020: £7m).